Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Related Party Transactions [Line Items]
Settlement amount of agreement					$ 116,355				$ 117,930
Loss from sale of receivables	$ 65,315		$ 46,331		65,315		$ 46,331		97,325		$ 72,635		$ 35,610
Company held investments	673,428				673,428				781,523
Earned interest from these investments	120,396	[1]	79,613	[1]	210,733	[1]	147,237	[1]	326,442	[2]	268,418	[2]	144,326	[2]
Commitments agreements amount	59,400				59,400				61,926		85,478
Accounts receivable									878		558
Accounts payable									401		42
Net revenue	$ 19,284,167		$ 18,052,068		37,282,879		34,739,312		72,918,123		72,613,910		65,042,706
Total amount of purchases									349,543		658,638		99,976
Certificado de Depósito Interbancário [Member]
Related Party Transactions [Line Items]
Earned interest from these investments					18,555		8,306		26,205		1,448		1,083
Sponsor of Institute Germinare [Member]
Related Party Transactions [Line Items]
General and administrative expenses					$ 13,098		$ 11,365
Banco Original [Member]
Related Party Transactions [Line Items]
Company held investments									781,523		358,352
Sponsor of Institute J&F [Member]
Related Party Transactions [Line Items]
General and administrative expenses									22,535		34,625		4,475
JBJ [Member]
Related Party Transactions [Line Items]
Net revenue									5,039		12,844		2,555
JBS S.A. and Manufactures Soaps [Member]
Related Party Transactions [Line Items]
Accounts receivable									6,927		6,585
J&F. Flora [Member]
Related Party Transactions [Line Items]
Net revenue									65,397		159,095		43,777
Total amount of purchases									$ 0		$ 2,631		$ 83

[1]	For the six-month period ended June 30, 2024, the amount of US$54,746 (US$37,330 for the six-month period ended June 30, 2023) refers to interest income from short-term investments.
[2]	For the year ended December 31, 2023,2022 and 2021 the amount of US$117,866, US$110,677 and US$61,024, respectively, refers to interest income from present value adjustments. In addition, for the year ended December 31, 2023, the amount of US$105,839 (US$68,478 and US$24,156 for the year ended December 31, 2022 and 2021 respectively), refers to interest income from short-term investments.